PRINCIPAL ACCOUNTING POLICIES - Dividends (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent	¥ 8.8
Dividends declared and paid	¥ 0.0	¥ 0.0	¥ 0.0